Dividends on ordinary shares (Narrative) (Details) £ / shares in Units, £ in Millions		12 Months Ended
		Dec. 31, 2019 GBP (£) £ / shares	Dec. 31, 2019 GBP (£) £ / shares € / shares	Dec. 31, 2019 GBP (£) £ / shares $ / shares	Dec. 31, 2018 GBP (£) £ / shares		Dec. 31, 2018 GBP (£) € / shares	Dec. 31, 2018 GBP (£) $ / shares	Dec. 31, 2017 GBP (£)	[1],[2]	Dec. 31, 2019 € / shares	Dec. 31, 2019 $ / shares
Dividends paid, ordinary shares					£ 14,585
Dividends paid, ordinary shares per share | £ / shares		£ 0.1			£ 0.0623
Dividends on preference shares and other shareholders equity		£ 41			£ 3,015
Other equity instrument holders		660			647	[1]			£ 639
Dividends declared		0
Total equity excluding non-controlling interests [member]
Dividends paid, ordinary shares		233			14,585
Dividends on preference shares and other shareholders equity		41			204
Other equity instruments [member]
Dividends paid, ordinary shares	[3]	0			0
Dividends on preference shares and other shareholders equity	[3]	0			0
Ordinary shares [member]
Interim dividends		233	£ 233	£ 233	149		£ 149	£ 149
Dividends paid		£ 0			14,294
Par value per share | £ / shares		£ 1	£ 1	£ 1
Dividends declared		£ 0			£ 142
4.75% Euro Preference Shares [member]
Dividends paid, other shares per share | € / shares			£ 0				£ 421.16
Par value per share | € / shares											€ 100
6.278% USD 100 [member]
Dividends paid, other shares per share | $ / shares				£ 0				£ 446.17
Par value per share | $ / shares												$ 100
8.125% USD 0.25 [member]
Dividends paid, other shares per share | $ / shares				£ 0				£ 1.54
Par value per share | $ / shares												$ 0.25

[1]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to equity instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 175 m and 2017 by £ 174 m. This change does not impact earnings per share or return on average tangible shareholders’ equity. Further detail can be found in Note 1

[2]

Following the sale of the UK banking business on 1 Apr il 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39

[3]	For further details refer to Note 27 .